Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share
The following table shows the computation of the numerator and the denominator used to calculate diluted earnings (loss) per share for the years ended December 31:

	2019	2018	2017

Numerator:
Net income (loss) from continuing operations	$(9,211,688)	$(10,820,996)	$(12,847,840)
Discontinued operations	5,665,177	3,782,224	4,798,025
Net income (loss)	(3,546,511)	(7,038,772)	(8,049,815)
Net loss at subsidiary attributable to noncontrolling interests	8,752	75,704	71,182
Net income (loss) attributable to common shareholders	$(3,537,759)	$(6,963,068)	$(7,978,633)

Denominator:
Weighted-average shares outstanding – basic	15,396,098	15,614,052	15,911,577
Dilutive effect of restricted stock and stock options	—	—	—
Weighted-average shares outstanding – diluted	15,396,098	15,614,052	15,911,577

Schedule of anti-dilutive securities excluded from computation of earnings per share	The Company's anti-dilutive restricted shares and stock options outstanding were as follows for the years ended December 31:

	2019	2018	2017

Anti-dilutive shares and options	4,000	41,650	18,325